Segment Information (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Segment Reporting Information [Line Items]
Revenues	$ 9,166	$ 19,036	$ 110,734	$ 47,044
Cost of sales	16,972	29,402	163,338	109,621
Other operating costs	4,212	4,389	(31,307)	26,789
Loss from operations	(12,018)	(14,755)	(83,911)	(89,366)
Interest expense, net of capitalized interest	(5,346)	(4,449)	(20,593)	(43,458)
Fair value adjustment to warrants	(5,321)	9,493	14,426	(3,767)
Gain on sale of equipment	625	0	(16)
Interest income	0	23		199
Loss before income taxes	(22,060)		(90,094)	(136,392)
Income tax benefit	0	0	1,530	0
Net income (loss)	(22,060)	(9,688)	(88,564)	(136,392)
Total Assets	293,354	222,902	142,324	232,626
Hycroft Mine
Segment Reporting Information [Line Items]
Revenues	9,166	19,036	110,734	47,044
Cost of sales	16,972	29,402	163,338	109,621
Other operating costs	1,140	595	(16,688)	5,705
Loss from operations	(8,946)	(10,961)	(69,292)	(68,282)
Interest expense, net of capitalized interest	(4)	0	0	(141)
Fair value adjustment to warrants	0	0	0	0
Gain on sale of equipment	625		(16)
Interest income		23		199
Loss before income taxes	(8,325)		(69,308)
Income tax benefit	0		0
Net income (loss)	(8,325)	(10,938)	(69,308)	(68,224)
Total Assets	126,273	186,197	138,971	177,298
Corporate and Other
Segment Reporting Information [Line Items]
Revenues	0	0	0	0
Cost of sales	0	0	0	0
Other operating costs	3,072	3,794	(14,619)	21,084
Loss from operations	(3,072)	(3,794)	(14,619)	(21,084)
Interest expense, net of capitalized interest	(5,342)	(4,449)	(20,593)	(43,317)
Fair value adjustment to warrants	(5,321)	9,493	14,426	(3,767)
Gain on sale of equipment	0		0
Interest income		0		0
Loss before income taxes	(13,735)		(20,786)
Income tax benefit	0		1,530
Net income (loss)	(13,735)	1,250	(19,256)	(68,168)
Total Assets	$ 167,081	$ 36,705	$ 3,353	$ 55,328